UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22709
First Trust Exchange-Traded Fund V
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Managed Futures Strategy Fund
FMF | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Managed Futures Strategy Fund	$46	0.95%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$158,700,248
Total number of portfolio holdings	70
Portfolio turnover rate	9%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total exposure of the Fund, respectively.
Fund Allocation
U.S. Government Bonds and Notes	43.8%
U.S. Treasury Bills	23.9%
Money Market Funds	26.5%
Net Other Assets and Liabilities(1)	5.8%
Total	100.0%
FUTURES EXPOSURE (2)
(1) Includes variation margin on futures contracts.
(2) Futures exposure is calculated on the notional value as a percentage of total notional exposure.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FMF to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Managed Futures Strategy Fund (FMF)

(b)       Not applicable.

Item 2. Code of Ethics.

The First Trust Exchange-Traded Fund V (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Following is a copy of the semi-annual financial statement(s) required, and for the periods specified, by Regulation S-X.

Semi-Annual Consolidated Financial Statements and Other Information
For the Six Months Ended June 30, 2025

First Trust Exchange-Traded Fund V

First Trust Managed Futures Strategy Fund (FMF)

Table of Contents
First Trust Managed Futures Strategy Fund (FMF)
Semi-Annual Consolidated Financial Statements and Other Information
June 30, 2025
Performance and Risk Disclosure
There is no assurance that First Trust Managed Futures Strategy Fund (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments
June 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 43.8%
$12,000,000	U.S. Treasury Note	0.25%	09/30/25	$11,880,887
21,000,000	U.S. Treasury Note	0.38%	11/30/25	20,664,755
31,000,000	U.S. Treasury Note	0.75%	03/31/26	30,237,510
7,000,000	U.S. Treasury Note	0.88%	06/30/26	6,787,654
	Total U.S. Government Bonds and Notes			69,570,806
	(Cost $69,515,113)
U.S. TREASURY BILLS — 23.9%
25,000,000	U.S. Treasury Bill	(a)	07/15/25	24,959,677
2,000,000	U.S. Treasury Bill	(a)	07/31/25	1,993,088
11,000,000	U.S. Treasury Bill	(a)	08/14/25	10,942,206
	Total U.S. Treasury Bills			37,894,971
	(Cost $37,894,043)

Shares	Description	Value
MONEY MARKET FUNDS — 26.5%
21,028,383	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (b)	21,028,383
21,028,383	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (b)	21,028,383
	Total Money Market Funds	42,056,766
	(Cost $42,056,766)

	Total Investments — 94.2%	149,522,543
	(Cost $149,465,922)
	Net Other Assets and Liabilities — 5.8%	9,177,705
	Net Assets — 100.0%	$158,700,248
Futures Contracts at June 30, 2025 (See Note 2C - Futures Contracts in the Notes to Consolidated Financial Statements):

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
3 Month SOFR Futures	161	Jun-2027	$39,024,387	$85,625
Australian Dollar Currency Futures	65	Sep-2025	4,283,175	42,306
Brazilian Real Currency Futures	869	Jul-2025	15,889,665	261,569
Brent Crude Oil Futures	7	Jul-2025	467,180	(58,879)
British Pound Currency Futures	164	Sep-2025	14,068,125	183,424
CAC 40® 10 Euro Index Futures	8	Jul-2025	722,792	(1,385)
Canadian Dollar Currency Futures	152	Sep-2025	11,199,360	16,850
Canola Futures	511	Nov-2025	5,326,333	56,162
Cattle Feeder Futures	56	Aug-2025	8,698,900	449,995
Cocoa Futures	41	Sep-2025	3,690,000	46
Cocoa Futures	20	Dec-2025	1,659,800	(6,770)
Coffee “C” Futures	25	Sep-2025	2,813,438	(429,646)
DAX MINI Index Futures	30	Sep-2025	4,249,290	74,688
Euro FX Currency Futures	72	Sep-2025	10,652,400	269,912
Euro-BOBL Futures	42	Sep-2025	5,822,105	(19,422)
Euro-Schatz Futures	42	Sep-2025	5,306,091	(4,987)
FTSE 100 Index Futures	15	Sep-2025	1,809,731	(19,176)
FTSE MIB Index Futures	24	Sep-2025	5,633,256	63,068
Gasoline RBOB Futures	51	Jul-2025	4,438,438	(89,130)
See Notes to Consolidated Financial Statements

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Futures Contracts at June 30, 2025 (Continued):
Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Gold 100 Oz. Futures	26	Aug-2025	$8,600,020	$1,185
IBEX 35 Index Futures	55	Jul-2025	9,018,930	93,436
Lean Hogs Futures	96	Aug-2025	4,128,000	(181,406)
Live Cattle Futures	100	Aug-2025	8,555,000	284,994
Low Sulphur Gasoil “G” Futures	72	Aug-2025	4,759,200	(96,500)
Mexican Peso Currency Futures	604	Sep-2025	15,975,800	328,784
MSCI EAFE Index Futures	24	Sep-2025	3,218,040	54,486
MSCI EMGMKT Index Futures	31	Sep-2025	1,911,925	37,338
New Zealand Dollar Currency Futures	142	Sep-2025	8,676,910	108,506
NY Harbor ULSD Futures	54	Jul-2025	5,162,648	(36,107)
S&P TSX 60 IX Futures	28	Sep-2025	6,579,769	58,241
Silver Futures	9	Sep-2025	1,627,740	(19,804)
Soybean Futures	81	Nov-2025	4,159,350	(10,577)
SPI 200 Futures	21	Sep-2025	2,949,780	(5,211)
Swiss Franc Currency Futures	52	Sep-2025	8,272,225	240,521
TOPIX Index Futures	9	Sep-2025	1,784,626	52,830
WTI Crude Futures	41	Jul-2025	2,669,510	(93,341)
			$243,803,939	$1,691,625

Futures Contracts Short
Canada 10-Year Bond Futures	80	Sep-2025	$(7,167,248)	$(48,444)
Copper Futures	8	Sep-2025	(1,016,500)	7,475
Corn Futures	403	Dec-2025	(8,573,825)	317,538
Cotton No. 2 Futures	351	Dec-2025	(11,956,815)	(29,579)
DJIA Mini E-CBOT Futures	24	Sep-2025	(5,326,680)	(137,155)
ECX Emission Futures	32	Dec-2025	(2,599,790)	88,560
Euro-Bund Future	17	Sep-2025	(2,606,281)	13,441
Japan 10-Year Bond Futures	18	Sep-2025	(17,376,897)	(36,158)
Japanese Yen Currency Futures	23	Sep-2025	(2,010,919)	(13,866)
Kansas City Hard Red Winter Wheat Futures	357	Sep-2025	(9,402,487)	441,944
LME Lead Futures	62	Sep-2025	(3,170,324)	(72,649)
LME Nickel Futures	75	Sep-2025	(6,838,123)	104,049
LME Zinc Futures	35	Sep-2025	(2,408,595)	15,199
Long Gilt Futures	88	Sep-2025	(11,237,358)	(217,898)
Nasdaq 100 E-Mini Futures	8	Sep-2025	(3,662,920)	(56,514)
Natural Gas Futures	56	Jul-2025	(1,935,360)	88,496
OMXS 30 Index Futures	123	Jul-2025	(3,241,119)	(52,985)
S&P 500 E-Mini Futures	18	Sep-2025	(5,628,375)	(80,181)
S&P MidCap 400 E-Mini Futures	12	Sep-2025	(3,750,600)	(68,250)
Soybean Meal Futures	408	Dec-2025	(11,803,440)	784,325
Soybean Oil Futures	96	Dec-2025	(3,038,400)	(12,198)
Sugar #11 (World) Futures	350	Sep-2025	(6,350,400)	204,960
U.S. Treasury Long Bond Futures	46	Sep-2025	(5,311,562)	(119,551)
Ultra U.S. Treasury Bond Futures	67	Sep-2025	(7,981,375)	(221,315)
Wheat Futures	309	Sep-2025	(8,315,962)	332,721
			$(152,711,355)	$1,231,965
		Total	$91,092,584	$2,923,590

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of June 30, 2025.

See Notes to Consolidated Financial Statements

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Abbreviations throughout the Consolidated Portfolio of Investments:
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Financial Statements):

ASSETS TABLE
	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds and Notes	$69,570,806	$—	$69,570,806	$—
U.S. Treasury Bills	37,894,971	—	37,894,971	—
Money Market Funds	42,056,766	42,056,766	—	—
Total Investments	149,522,543	42,056,766	107,465,777	—
Futures Contracts*	5,162,674	5,162,674	—	—
Total	$154,685,217	$47,219,440	$107,465,777	$—

LIABILITIES TABLE
	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts*	$(2,239,084)	$(2,239,084)	$—	$—

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Consolidated Statement of Assets and Liabilities.

See Notes to Consolidated Financial Statements

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Statement of Assets and Liabilities
June 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$149,522,543
Due from broker	12,589
Cash segregated as collateral	20,202,535
Receivables:
Capital shares sold	2,266,506
Variation margin	1,660,732
Dividends	158,706
Interest	72,820
Total Assets	173,896,431

LIABILITIES:
Due to broker foreign currency	4,132,192
Payables:
Investment securities purchased	10,942,263
Investment advisory fees	121,728
Total Liabilities	15,196,183
NET ASSETS	$158,700,248

NET ASSETS consist of:
Paid-in capital	$163,663,112
Par value	35,020
Accumulated distributable earnings (loss)	(4,997,884)
NET ASSETS	$158,700,248
NET ASSET VALUE, per share	$45.32
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,502,000
Investments, at cost	$149,465,922
Foreign currency, at cost (proceeds)	$(4,024,452)
See Notes to Consolidated Financial Statements

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Statement of Operations
For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME:
Interest	$2,225,219
Dividends	1,021,700
Total investment income	3,246,919

EXPENSES:
Investment advisory fees	725,927
Total expenses	725,927
NET INVESTMENT INCOME (LOSS)	2,520,992

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Futures contracts	(8,581,631)
Foreign currency transactions	(132,160)
Net realized gain (loss)	(8,713,791)
Net change in unrealized appreciation (depreciation) on:
Investments	(22,293)
Futures contracts	684,087
Foreign currency translation	(232,825)
Net change in unrealized appreciation (depreciation)	428,969
NET REALIZED AND UNREALIZED GAIN (LOSS)	(8,284,822)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,763,830)
See Notes to Consolidated Financial Statements

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Statements of Changes in Net Assets

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024
OPERATIONS:
Net investment income (loss)	$2,520,992	$6,573,727
Net realized gain (loss)	(8,713,791)	4,581,858
Net change in unrealized appreciation (depreciation)	428,969	2,905,262
Net increase (decrease) in net assets resulting from operations	(5,763,830)	14,060,847

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,792,162)	(7,418,014)
Return of capital	—	(50,507)
Total distributions to shareholders	(1,792,162)	(7,468,521)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	30,168,494	129,360,173
Cost of shares redeemed	(16,375,641)	(124,366,073)
Net increase (decrease) in net assets resulting from shareholder transactions	13,792,853	4,994,100
Total increase (decrease) in net assets	6,236,861	11,586,426

NET ASSETS:
Beginning of period	152,463,387	140,876,961
End of period	$158,700,248	$152,463,387

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,202,000	3,052,000
Shares sold	650,000	2,700,000
Shares redeemed	(350,000)	(2,550,000)
Shares outstanding, end of period	3,502,000	3,202,000
See Notes to Consolidated Financial Statements

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$47.62	$46.16	$47.50	$45.20	$44.95	$42.87
Income from investment operations:
Net investment income (loss)	0.76 (a)	1.91 (a)	1.81 (a)	0.44 (a)	(0.43)	(0.37) (a)
Net realized and unrealized gain (loss)	(2.53)	1.86	(1.73)	2.05 (b)	2.17	2.46
Total from investment operations	(1.77)	3.77	0.08	2.49	1.74	2.09
Distributions paid to shareholders from:
Net investment income	(0.53)	(2.29)	(1.42)	(0.19)	(1.49)	(0.01)
Net realized gain	—	(0.00) (c)	—	—	—	—
Return of capital	—	(0.02)	—	—	—	—
Total distributions	(0.53)	(2.31)	(1.42)	(0.19)	(1.49)	(0.01)
Net asset value, end of period	$45.32	$47.62	$46.16	$47.50	$45.20	$44.95
Total return (d)	(3.73)%	8.17%	0.13%	5.52%	3.88%	4.87%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$158,700	$152,463	$140,877	$204,326	$65,636	$42,793
Ratio of total expenses to average net assets	0.95% (e) (f)	0.95% (f)	0.95%	0.95%	0.96% (g)	0.95%
Ratio of net expenses to average net assets excluding interest expense	0.95% (e) (f)	0.95% (f)	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	3.30% (e) (f)	3.96% (f)	3.77%	0.89%	(0.96)%	(0.85)%
Portfolio turnover rate (h)	9%	42%	0%	0%	0%	0%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(g)	Ratio reflects interest expense of 0.01% for the period ended December 31, 2021, paid on futures margin accounts which is not covered under the annual unitary management fee.
(h)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements
First Trust Managed Futures Strategy Fund (FMF)
June 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund V (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on April 10, 2012, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Managed Futures Strategy Fund (the “Fund”), a diversified series of the Trust, which trades under the ticker “FMF” on NYSE Arca, Inc. and commenced operations on August 1, 2013. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund seeks to provide investors with positive returns. Under normal market conditions, the Fund and a wholly-owned subsidiary of the Fund, FT Cayman Subsidiary (the “Subsidiary”), organized under the laws of the Cayman Islands, invest significantly in a portfolio of exchange-listed futures (collectively, “Futures Instruments”). The Fund expects to gain exposure to these investments directly and by investing in the Subsidiary. The Fund will invest up to 25% of its total assets in the Subsidiary. As of June 30, 2025, the Fund invested 18.61% of the Fund’s total assets in the Subsidiary. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The consolidated financial statements include the accounts on a consolidated basis of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements. The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund’s investments are valued as follows:
Exchange-traded futures contracts are valued at the end of the day settlement price.
U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Shares of open-end funds are valued based on NAV per share.
If the Fund’s investments are not able to be priced by pre-established pricing methods, such investments may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. A variety of factors may be considered in determining the fair value of such investments.

Notes to Consolidated Financial Statements (Continued)
First Trust Managed Futures Strategy Fund (FMF)
June 30, 2025 (Unaudited)
Valuing the Fund’s holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The Subsidiary’s holdings will be valued in the same manner as the Fund’s holdings.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of June 30, 2025, is included with the Fund’s Consolidated Portfolio of Investments.
B. Investment Transactions and Investment Income
Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. Futures Contracts
The Fund, through the Subsidiary, may purchase and sell exchange-listed futures contracts across all market sectors, including commodities, currencies, equity indexes, and global debt, including U.S. Treasuries. When the Subsidiary purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or equity index or global debt) at a specified future date. When the Subsidiary sells or shorts a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or equity index, or global debt) at a specified future date. The price at which the purchase and sale will take place is fixed when the Subsidiary enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation. Margin deposits are posted as collateral with the clearing broker and, in turn, with the exchange clearing corporation. Open futures contracts can be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Subsidiary is not able to enter into an offsetting transaction, the Subsidiary will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Subsidiary records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Consolidated Statement of Operations.
 1)
Exchange-listed commodity futures contracts — Commodity futures contracts are generally based upon commodities within the six principal commodity groups: energy, industrial metals, agriculture, precious metals, foods and fibers, and livestock. The price of a commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the “convenience yield”). To the extent that these storage costs change for an underlying commodity while the Fund is in a long position on that commodity, the value of the futures contract may change proportionately.
 2)
Index futures contracts — An index futures contract is a bilateral agreement pursuant to which two parties agree to take

Notes to Consolidated Financial Statements (Continued)
First Trust Managed Futures Strategy Fund (FMF)
June 30, 2025 (Unaudited)
or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract was originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the index at the expiration of the contract.
 3)
Currency futures contracts — Currency futures contracts are transferable futures contracts that specify a price at which a currency can be bought or sold at a future date. Currency futures contracts allow investors to hedge against foreign currency exchange risk. Because currency futures contracts are marked-to-market daily, investors can exit their obligation to buy or sell the currency prior to the contract’s delivery date by closing out the position. With currency futures contracts, the price is determined when the contract is signed, just as it is in the foreign currency exchange market, and the currency pair is exchanged on the delivery date, which is usually sometime in the distant future.
 4)
Global debt futures contracts — A global debt futures contract is an agreement for the purchase or sale of government-issued bonds at a specified price and a predetermined date in the future. The market price of debt instruments is inversely proportional to interest rates, and debt futures can be used to hedge against interest rate fluctuations.
Upon entering into a futures contract, the Subsidiary must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Consolidated Statement of Operations. This daily fluctuation in value of the contract is also known as variation margin and is included as “Variation margin” payable and/or receivable on the Consolidated Statement of Assets and Liabilities.
When the Subsidiary purchases or sells a futures contract, the Subsidiary is required to collateralize its position in order to limit the risk associated with the use of leverage and other related risks. To collateralize its position, the Subsidiary segregates assets consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the unrealized depreciation of the futures contract or otherwise collateralize its position in a manner consistent with the 1940 Act or the 1940 Act Rules and SEC interpretations thereunder. As the Subsidiary continues to engage in the described securities trading practices and properly segregates assets, the segregated assets will function as a practical limit on the amount of leverage which the Subsidiary may undertake and on the potential increase in the speculative character of the Subsidiary’s outstanding portfolio investments. Additionally, such segregated assets generally ensure the availability of adequate funds to meet the obligations of the Subsidiary arising from such investment activities.
D. Cash and Foreign Currency
The Fund holds assets equal to or greater than the full notional exposure of the future contracts. These assets may consist of cash and other short-term securities to comply with SEC guidance with respect to coverage of futures contracts by registered investment companies. The Fund also has restricted foreign currency held for margin requirements. At June 30, 2025, the Fund had restricted cash held of $20,202,535, which is included in “Cash segregated as collateral” on the Consolidated Statement of Assets and Liabilities. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, futures contracts and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of futures contracts and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Consolidated Statement of Operations. Unrealized gains and losses on futures contracts which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on futures contracts” on the Consolidated Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on foreign currency transactions and interest and dividends received as shown in “Net realized gain (loss) on foreign currency transactions.” The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in “Net realized gain (loss) on futures contracts” on the Consolidated Statement of Operations.
E. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Notes to Consolidated Financial Statements (Continued)
First Trust Managed Futures Strategy Fund (FMF)
June 30, 2025 (Unaudited)
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for consolidated financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Distributions paid from:
Ordinary income	$7,410,266
Capital gains	7,748
Return of capital	50,507
As of December 31, 2024, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	9,413,695
Net unrealized appreciation (depreciation)	(6,976,933)
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income, whether or not such earnings are distributed by the Subsidiary to the Fund. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of June 30, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s consolidated financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2024, for federal income tax purposes, the Fund had no non-expiring capital loss carryforwards for federal income tax purposes.
During the fiscal year ended December 31, 2024, the Fund utilized $3,934 of non-expiring capital loss carryforwards.
As of June 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$149,465,922	$5,224,585	$(2,244,374)	$2,980,211

Notes to Consolidated Financial Statements (Continued)
First Trust Managed Futures Strategy Fund (FMF)
June 30, 2025 (Unaudited)
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the Fund’s and the Subsidiary’s investment portfolios, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s and the Subsidiary’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, license fees, if any, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions, acquired fund fees and expenses, if any, and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.87875%
Fund net assets greater than $10 billion	0.85500%
The Subsidiary does not pay First Trust a separate management fee.
Pursuant to a contractual agreement between First Trust and the Trust, on behalf of the Fund, the management fees paid to First Trust will be reduced by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by the Fund so that the Fund would not bear the indirect costs of holding them, provided that, the investment companies are advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust’s Board of Trustees or (ii) upon the termination of the Investment Management Agreement; however, it is expected to remain in place at least until May 1, 2026.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Notes to Consolidated Financial Statements (Continued)
First Trust Managed Futures Strategy Fund (FMF)
June 30, 2025 (Unaudited)
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
The costs of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended June 30, 2025, were $6,686,391 and $0, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended June 30, 2025 were $11,000,000 and $0, respectively.
For the six months ended June 30, 2025, the Fund had no in-kind transactions.
5. Derivative Transactions
The following table presents the types of derivatives held by the Subsidiary at June 30, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Consolidated Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Value	Consolidated Statement of Assets and Liabilities Location	Value
Futures contracts	Commodity Risk	Unrealized appreciation on futures contracts*	$3,177,649	Unrealized depreciation on futures contracts*	$1,136,586
Futures contracts	Currency Risk	Unrealized appreciation on futures contracts*	1,451,872	Unrealized depreciation on futures contracts*	13,866
Futures contracts	Equity Risk	Unrealized appreciation on futures contracts*	434,087	Unrealized depreciation on futures contracts*	420,857
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	99,066	Unrealized depreciation on futures contracts*	667,775

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Fund’s Consolidated Portfolio of Investments.
Only the current day’s variation margin is presented on the Consolidated Statement of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2025, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Consolidated Statement of Operations Location
Commodity Risk Exposure
Net realized gain (loss) on futures contracts	$(1,754,803)
Net change in unrealized appreciation (depreciation) on futures contracts	297,394

Notes to Consolidated Financial Statements (Continued)
First Trust Managed Futures Strategy Fund (FMF)
June 30, 2025 (Unaudited)
Consolidated Statement of Operations Location
Currency Risk Exposure
Net realized gain (loss) on futures contracts	$(1,229,563)
Net change in unrealized appreciation (depreciation) on futures contracts	(129,011)
Equity Risk Exposure
Net realized gain (loss) on futures contracts	(3,800,053)
Net change in unrealized appreciation (depreciation) on futures contracts	1,531,318
Interest Rate Risk Exposure
Net realized gain (loss) on futures contracts	(1,797,212)
Net change in unrealized appreciation (depreciation) on futures contracts	(1,015,614)
The average notional value of futures contracts outstanding during the six months ended June 30, 2025, which is indicative of the volume of this derivative type, was $371,744,423.
The Fund does not have the right to offset financial assets and financial liabilities related to futures contracts on the Consolidated Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust

Notes to Consolidated Financial Statements (Continued)
First Trust Managed Futures Strategy Fund (FMF)
June 30, 2025 (Unaudited)
Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2026.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the consolidated financial statements that have not already been disclosed.

Other Information
First Trust Managed Futures Strategy Fund (FMF)
June 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended June 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended June 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Consolidated Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund V (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Fund Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the First Trust Managed Futures Strategy Fund (the “Fund”). The Board approved the continuation of the Fund Agreement for a one-year period ending June 30, 2026 at a meeting held on June 8–9, 2025. Because the Fund invests in commodity, equity, fixed income and currency futures contracts through a wholly-owned subsidiary of the Fund (the “Subsidiary”), the Board, including the Independent Trustees, also approved the continuation of an Investment Management Agreement (the “Subsidiary Agreement” and together with the Fund Agreement, the “Agreements”) with the Advisor for the Subsidiary, also for a one-year period. The Board determined that the continuation of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to the Fund and the Subsidiary (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and between the Advisor and the Subsidiary continue to be reasonable business arrangements from the Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreements, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreements. The Board considered that the Advisor is responsible for the overall management and administration of the Trust, the Fund and the Subsidiary, and reviewed all of the services provided by the Advisor to the Fund and the Subsidiary, as well as the

Other Information (Continued)
First Trust Managed Futures Strategy Fund (FMF)
June 30, 2025 (Unaudited)
background and experience of the persons responsible for such services. The Board noted that the Fund is an actively-managed ETF and noted that the Advisor’s Alternatives Investment Team is responsible for the day-to-day management of the Fund’s and the Subsidiary’s investments. The Board considered the background and experience of the members of the Alternatives Investment Team and noted the Board’s prior meetings with members of the Team. The Board considered the Advisor’s statement that it applies the same oversight model internally with its Alternatives Investment Team as it uses for overseeing external sub-advisors, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust, the Fund and the Subsidiary by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed the Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by the Fund under the Fund Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Fund Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board considered that, to the extent the Fund invests in underlying funds that are other funds in the First Trust Fund Complex, the Advisor has agreed to offset the unitary fee paid by the Fund related to the Fund’s assets invested in affiliated underlying funds. The Board noted that the Advisor receives no compensation under the Subsidiary Agreement and pays the expenses of the Subsidiary. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, including the limited number of actively-managed ETFs following a managed futures strategy, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedule overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to the Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund’s performance. The Board received and reviewed information comparing the Fund’s performance for periods ended December 31, 2024 to the performance of the funds in the Performance Universe and to that of a benchmark index. Based on the information provided, the Board noted that the Fund outperformed the Performance Universe median and underperformed the benchmark index for the one- and three-year periods ended December 31, 2024 and underperformed the Performance Universe median and the benchmark index for the five- and ten-year periods ended December 31, 2024.
On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to the Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund at current asset levels and whether the Fund may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Fund will increase during the next twelve months as the Advisor continues to build infrastructure

Other Information (Continued)
First Trust Managed Futures Strategy Fund (FMF)
June 30, 2025 (Unaudited)
and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the Fund for the twelve months ended December 31, 2024 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Fund. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

(b)	The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.
(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.
(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.
(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable to the Registrant.
(a)(4)	Not applicable to the Registrant.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund V
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	August 26, 2025
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	August 26, 2025

* Print the name and title of each signing officer under his or her signature.